ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ORGANIZATION AND BASIS OF PRESENTATION
Note 1- ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Laser Photonics Corporation (the “Company”) was formed under the laws of Wyoming on November 8, 2019. We changed our domicile to Delaware on March 5, 2021. We are a vertically integrated manufacturing company for photonics based industrial products and solutions, primarily disruptive laser cleaning technologies. Our vertically integrated operations allow us to reduce development and advanced laser equipment manufacturing time, offer better prices, control quality and protect our proprietary knowhow and technology compared to other laser cleaning companies and companies with competing technologies.

The Company’s accounting year end is December 31.

Basis of Presentation

The Company’s condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and following the requirements of the U.S. Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These interim financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair statement of the Company’s financial information. These interim results are not necessarily indicative of the results to be expected for the year ending December 31, 2021, or any other interim period or for any other future year. These unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the year ended December 31, 2020, included elsewhere in this prospectus. The balance sheet as of December 31, 2020 has been derived from audited financial statements at that date but does not include all of the information required by U.S. GAAP for complete financial statements.

Impact of the Novel Coronavirus

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The COVID 19 outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown, which is expected to depress our asset values, including long-lived assets, intangible assets, etc.

Although we cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time, if the pandemic continues, it may have a material adverse effect on our results of future operations, financial position, and liquidity in fiscal year 2021.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Laser Photonics Corporation (the “Company”) was formed under the laws of Wyoming on November 8, 2019 and changed its domicile to Delaware on March 5, 2020. The Company is a vertically integrated manufacturing company for photonics based industrial products and solutions, primarily disruptive laser cleaning technologies. Its vertically integrated operations allow us to reduce development and advanced laser equipment manufacturing time, offer better prices, control quality and protect our proprietary knowhow and technology compared to other laser cleaning companies and companies with competing technologies.

The Company’s accounting year end is December 31.

Basis of Presentation

These financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles.

Impact of the Novel Coronavirus

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this registration statement. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations.

Management is actively monitoring the global situation on its financial condition, liquidity, operations, scientific collaborations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2021.

Some of our suppliers from China are likely to decrease production due to factory closures or reduced operating hours in those facilities. While these disruptions may be temporary, continued disruption in the supply chain may lead to our delayed receipt of necessary raw materials, component inventory, and negatively impact sales in fiscal year 2020 and our overall liquidity.

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We are dependent on our workforce to deliver our products. Developments such as social distancing and shelter-in-place directives will impact our ability to deploy our workforce effectively. While expected to be temporary, prolonged workforce disruptions may negatively impact sales in fiscal year 2021 and our overall liquidity.

The adverse economic effects of the COVID-19 outbreak are expected not to materially decrease demand for our products based on the restrictions in place by governments trying to curb the outbreak and changes in consumer behavior. However, in spite of those negative effects we were able to achieve our sales goals in fiscal year 2020 and our overall liquidity.

The COVID-19 outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown, which is expected to depress our asset values, including long-lived assets, intangible assets, etc.

Although we cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time, if the pandemic continues, it may have a material adverse effect on our results of future operations, financial position, and liquidity in fiscal year 2021.